Fair Value (Fair Value Measurement - Recurring Basis) (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Interest Rate Contract [Member]	Dec. 31, 2013 Interest Rate Contract [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Interest Rate Contract [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Interest Rate Contract [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Foreign Exchange Contract [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Foreign Exchange Contract [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Other Contract [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Debt Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Debt Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] US Treasury and Government [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] US Treasury and Government [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] US States and Political Subdivisions Debt Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Foreign Government Debt Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Foreign Government Debt Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Collateralized Mortgage Backed Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Collateralized Mortgage Backed Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Commercial Mortgage Backed Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Asset-backed Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Asset-backed Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Corporate Debt Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Corporate Debt Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Equity Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Equity Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Interest Rate Contract [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Interest Rate Contract [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Foreign Exchange Contract [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Foreign Exchange Contract [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Interest Rate Contract [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Interest Rate Contract [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Foreign Exchange Contract [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Foreign Exchange Contract [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Other Contract [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Debt Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Debt Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] US Treasury and Government [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] US Treasury and Government [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] US States and Political Subdivisions Debt Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Foreign Government Debt Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Foreign Government Debt Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Collateralized Mortgage Backed Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Collateralized Mortgage Backed Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Commercial Mortgage Backed Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Asset-backed Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Asset-backed Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Corporate Debt Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Corporate Debt Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Equity Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Equity Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Interest Rate Contract [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Interest Rate Contract [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Foreign Exchange Contract [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Foreign Exchange Contract [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Interest Rate Contract [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Interest Rate Contract [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Foreign Exchange Contract [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Foreign Exchange Contract [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Other Contract [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Debt Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Debt Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] US Treasury and Government [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] US Treasury and Government [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] US States and Political Subdivisions Debt Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Foreign Government Debt Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Foreign Government Debt Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Collateralized Mortgage Backed Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Collateralized Mortgage Backed Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Commercial Mortgage Backed Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Asset-backed Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Asset-backed Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Corporate Debt Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Corporate Debt Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Equity Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Equity Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Interest Rate Contract [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Interest Rate Contract [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Foreign Exchange Contract [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Foreign Exchange Contract [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Interest Rate Contract [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Interest Rate Contract [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Foreign Exchange Contract [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Foreign Exchange Contract [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Other Contract [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Debt Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Debt Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] US Treasury and Government [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] US Treasury and Government [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] US States and Political Subdivisions Debt Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Foreign Government Debt Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Foreign Government Debt Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Collateralized Mortgage Backed Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Collateralized Mortgage Backed Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Commercial Mortgage Backed Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Asset-backed Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Asset-backed Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Corporate Debt Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Corporate Debt Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Equity Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Equity Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Interest Rate Contract [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Interest Rate Contract [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Foreign Exchange Contract [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Foreign Exchange Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3				$ 93	$ 93
Available-for-sale Securities	17,083	14,178				17,083	14,178						16,139	13,026	1,427	2,214	315	288	303	10,782	6,906	39	2,219	2,340	1,069	1,263	944	1,152					1,261	1,852						317	700	310	697	0	7	3	0	0	0	0	0	0	0	944	1,152					15,822	12,326						15,822	12,326	1,117	1,517	315	281	300	10,782	6,906	39	2,219	2,340	1,069	1,263	0	0					0	0						0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Mortgage loans held-for-sale, net						16	2,490																										0	0																										16	2,490																										0	0
Mortgage servicing rights	0	952	2,519				952																											0																											0																											952
Retained Interest, Fair Value Disclosure						100	154																										0	0																										0	0																										100	154
Derivative Assets						362	2,298																						346	2,258	16	40	46	40																						46	40	0	0	223	2,210																						207	2,170	16	40	93	48																						93	48	0	0
Securities Held as Collateral, at Fair Value						133	202																										0	103																										133	99																										0	0
Total assets						17,694	20,274																										1,307	1,995																										16,194	17,125																										193	1,154
Derivative Financial Instruments, Liabilities, Fair Value Disclosure						(317)	(2,468)	(310)	(2,388)	(2)	(80)	(5)																					(20)	(13)	(15)	(13)	0	0	(5)																					(203)	(2,452)	(201)	(2,374)	(2)	(78)	0																					(94)	(3)	(94)	(1)	0	(2)	0
Liabilities, Fair Value Disclosure						$ (317)	$ (2,468)																										$ (20)	$ (13)																										$ (203)	$ (2,452)																										$ (94)	$ (3)
Available-for-sale, Equity Investment in Any One Industry Did Not Exceed Percentage	19.00%	21.00%